Balances and Transactions with Related Parties - Summary of Significant Transactions and Effect on Income or Expenses (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Transactions Between Related Parties [Line Items]
Description of transaction	Total
Significant transactions and effects on income/expenses	$ (321,305,504)	$ (251,103,769)	$ (250,465,948)
Endesa Energia S.A. [Member] | Other Operating Income [Member] | Spain [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Endesa Energía S.A.
Country	Spain
Relationship	Common Immediate Parent
Description of transaction	Other operating income
Significant transactions and effects on income/expenses			232,867
Endesa Energia S.A. [Member] | Gas Sales [Member] | Spain [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Endesa Energía S.A.
Country	Spain
Relationship	Common Immediate Parent
Description of transaction	Gas Sales
Significant transactions and effects on income/expenses	$ 10,394,146	18,655,911	14,604,841
Endesa Energia S.A. [Member] | Fuel Consumption [Member] | Spain [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Endesa Energía S.A.
Country	Spain
Relationship	Common Immediate Parent
Description of transaction	Fuel consumption
Significant transactions and effects on income/expenses		(134,393)	(10,451,242)
Enel Latinoamérica [Member] | Interests Financial Debt [Member] | Spain [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Enel Latonoamérica
Country	Spain
Relationship	Common Immediate Parent
Description of transaction	Interests financial debt
Significant transactions and effects on income/expenses			(18,684)
Endesa Generacion [Member] | Fuel Consumption [Member] | Spain [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Endesa Generación
Country	Spain
Relationship	Common Immediate Parent
Description of transaction	Fuel consumption
Significant transactions and effects on income/expenses		(54,818,466)	(15,030,911)
Endesa Generacion [Member] | Other Fixed Operating Expenses [Member] | Spain [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Endesa Generación
Country	Spain
Relationship	Common Immediate Parent
Description of transaction	Other fixed operating expenses
Significant transactions and effects on income/expenses			(23,329)
Endesa Generacion [Member] | Commodity Derivatives [Member] | Spain [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Endesa Generación
Country	Spain
Relationship	Common Immediate Parent
Description of transaction	Commodity derivatives
Significant transactions and effects on income/expenses			(2,144,063)
Generalima S.A.C. [Member] | Other Services Rendered [Member] | Peru [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Generalima S.A.C.
Country	Peru
Relationship	Common Immediate Parent
Description of transaction	Other services rendered
Enel Americas S.A. [Member] | Other Operating Income [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	94.271.000-3
Company	Enel Américas
Country	Chile
Relationship	Common Immediate Parent
Description of transaction	Other operating income
Significant transactions and effects on income/expenses		182,091
Enel Americas S.A. [Member] | Other Fixed Operating Expenses [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	94.271.000-3
Company	Enel Américas
Country	Chile
Relationship	Common Immediate Parent
Description of transaction	Other fixed operating expenses
Significant transactions and effects on income/expenses		(1,546,751)
Enel Americas S.A. [Member] | Other Services Rendered [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	94.271.000-3
Company	Enel Américas
Country	Chile
Relationship	Common Immediate Parent
Description of transaction	Other services rendered
Significant transactions and effects on income/expenses	$ 4,737,522	4,822,344
Enel Americas S.A. [Member] | Other Financial Expense [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	94.271.000-3
Company	Enel Américas
Country	Chile
Relationship	Common Immediate Parent
Description of transaction	Financial expenses
Significant transactions and effects on income/expenses	$ (289,800)	(1,933,040)
Enel Americas S.A. [Member] | Financial Income [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	94.271.000-3
Company	Enel Américas
Country	Chile
Relationship	Common Immediate Parent
Description of transaction	Financial income
Significant transactions and effects on income/expenses	$ 144,404	540,259
Enel Americas S.A. [Member] | Other Variable Expenses [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	94.271.000-3
Company	Enel Américas
Country	Chile
Relationship	Common Immediate Parent
Description of transaction	Other variable expenses
Significant transactions and effects on income/expenses		(352)
Enel Americas S.A. [Member] | Other Financial Expense [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	94.271.000-3
Company	Enel Américas
Country	Chile
Relationship	Common Immediate Parent
Description of transaction	Other financial expense
Significant transactions and effects on income/expenses			(4,709,312)
Enel Perú S.A.C [Member] | Other Services Rendered [Member] | Peru [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Enel Perú S.A.C
Country	Peru
Relationship	Common Immediate Parent
Description of transaction	Other services rendered
Significant transactions and effects on income/expenses	$ 7,405	68,066
Enel Perú S.A.C [Member] | Other Financial Expense [Member] | Peru [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Enel Perú S.A.C
Country	Peru
Relationship	Common Immediate Parent
Description of transaction	Financial expenses
Significant transactions and effects on income/expenses	$ (181)
Codensa S.A [Member] | Other Fixed Operating Expenses [Member] | Colombia [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Codensa S.A.
Country	Colombia
Relationship	Common Immediate Parent
Description of transaction	Other services rendered
Significant transactions and effects on income/expenses	$ 399,432	141,664
Codensa S.A [Member] | Other Services Rendered [Member] | Colombia [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Codensa S.A.
Country	Colombia
Relationship	Common Immediate Parent
Description of transaction	Other operating income
Significant transactions and effects on income/expenses		(709)
Enel Brasil [Member] | Other Services Rendered [Member] | Brazil [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Enel Brasil
Country	Brazil
Relationship	Common Immediate Parent
Description of transaction	Other services rendered
Significant transactions and effects on income/expenses		2,044,935
Enel Brasil [Member] | Other Fixed Operating Expenses [Member] | Brazil [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Enel Brasil
Country	Brazil
Relationship	Common Immediate Parent
Description of transaction	Other fixed operating expenses
Significant transactions and effects on income/expenses		$ (35,949)
GNL Chile S.A. [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	76.418.940-K	76.418.940-K
Relationship	Associate
GNL Chile S.A. [Member] | Other Operating Income [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	76.418.940-k
Company	GNL Chile S.A.
Country	Chile
Relationship	Associate
Description of transaction	Other operating income
Significant transactions and effects on income/expenses		$ (1,539)	81,749
GNL Chile S.A. [Member] | Other Services Rendered [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	76.418.940-k
Company	GNL Chile S.A.
Country	Chile
Relationship	Associate
Description of transaction	Other services rendered
Significant transactions and effects on income/expenses	$ 85,274	82,762	54,377
GNL Chile S.A. [Member] | Gas Consumption [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	76.418.940-k
Company	GNL Chile S.A.
Country	Chile
Relationship	Associate
Description of transaction	Gas consumption
Significant transactions and effects on income/expenses	$ (146,507,390)	(102,686,858)	(123,964,573)
GNL Chile S.A. [Member] | Gas Transportation [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	76.418.940-k
Company	GNL Chile S.A.
Country	Chile
Relationship	Associate
Description of transaction	Gas transportation
Significant transactions and effects on income/expenses	$ (47,656,002)	$ (40,494,275)	(52,195,582)
GNL Quintero S.A. [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)		76.788.080-4
GNL Quintero S.A. [Member] | Other Services Rendered [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	76.788.080-4
Company	GNL Quintero S.A.
Country	Chile
Relationship	Associate
Description of transaction	Other services rendered
Significant transactions and effects on income/expenses		$ 960,390	650,390
GNL Quintero S.A. [Member] | Energy Sales [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	76.788.080-4
Company	GNL Quintero S.A.
Country	Chile
Relationship	Associate
Description of transaction	Energy sales
Significant transactions and effects on income/expenses		1,912,448	3,260,734
GNL Quintero S.A. [Member] | Electricity Tolls [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	76.788.080-4
Company	GNL Quintero S.A.
Country	Chile
Relationship	Associate
Description of transaction	Electricity tolls
Significant transactions and effects on income/expenses		79,203	151,088
Empresa Electrica Panguipulli S .A. [Member] | Other Services Rendered [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	96.524.140-K
Company	Empresa Eléctrica Panguipulli S.A.
Country	Chile
Relationship	Common Immediate Parent
Description of transaction	Other services rendered
Significant transactions and effects on income/expenses	$ 415,162	281,190	392,168
Empresa Electrica Panguipulli S .A. [Member] | Energy Sales [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	96.524.140-K
Company	Empresa Eléctrica Panguipulli S.A.
Country	Chile
Relationship	Common Immediate Parent
Description of transaction	Energy sales
Significant transactions and effects on income/expenses	$ 1,242,092	116,726	286,977
Empresa Electrica Panguipulli S .A. [Member] | Electricity Tolls [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	96.524.140-K
Company	Empresa Eléctrica Panguipulli S.A.
Country	Chile
Relationship	Common Immediate Parent
Description of transaction	Electricity tolls
Significant transactions and effects on income/expenses	$ (254,065)	(235,950)	(294,910)
Empresa Electrica Panguipulli S .A. [Member] | Energy Purchases [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	96.524.140-K
Company	Empresa Eléctrica Panguipulli S.A.
Country	Chile
Relationship	Common Immediate Parent
Description of transaction	Energy purchases
Significant transactions and effects on income/expenses	$ (11,758,824)	(8,803,274)	(10,597,853)
Endesa Cemsa S A | Other Fixed Operating Expenses [Member] | Argentina [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Endesa Cemsa S.A.
Country	Argentina
Relationship	Common Immediate Parent
Description of transaction	Other fixed operating expenses
Significant transactions and effects on income/expenses			(11,862)
Empresa Distribuidora del Sur S.A. [Member] | Other Services Rendered [Member] | Argentina [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Empresa Distribuidora del Sur S.A.
Country	Argentina
Relationship	Common Immediate Parent
Description of transaction	Other services rendered
Significant transactions and effects on income/expenses	$ 409,823	398,957
Enel Distribucin Per S.A. [Member] | Other Services Rendered [Member] | Peru [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Enel Distribución Perú S.A.
Country	Peru
Relationship	Common Immediate Parent
Description of transaction	Other services rendered
Significant transactions and effects on income/expenses	$ 176,867	$ 70,415
Enel Iberoamerica S.R.L [Member] | Other Fixed Operating Expenses [Member] | Spain [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Enel Iberoamérica S.R.L
Country	Spain
Relationship	Parent
Description of transaction	Other fixed operating expenses
Significant transactions and effects on income/expenses	$ (6,085)		(402,833)
Electrogas S.A. [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	96.806.130-5	96.806.130-5
Relationship	Associate
Electrogas S.A. [Member] | Fuel Consumption [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	96.806.130-5
Company	Electrogas S.A.
Country	Chile
Relationship	Associate
Description of transaction	Fuel consumption
Significant transactions and effects on income/expenses	$ (25,025)	$ (717,599)	(952,044)
Electrogas S.A. [Member] | Gas Tolls [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	96.806.130-5
Company	Electrogas S.A.
Country	Chile
Relationship	Associate
Description of transaction	Gas tolls
Significant transactions and effects on income/expenses	$ (251,099)	(2,750,858)	(3,296,951)
Emgesa S.A.E.S.P[Member] | Other Operating Income [Member] | Colombia [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Emgesa S.A.E.S.P
Country	Colombia
Relationship	Common Immediate Parent
Description of transaction	Other operating income
Significant transactions and effects on income/expenses	$ 1,866	$ (2,645)
Enel Argentina S A
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign	Foreign
Enel Argentina S A | Other Fixed Operating Expenses [Member] | Argentina [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Enel Argentina S.A.
Country	Argentina
Relationship	Common Immediate Parent
Description of transaction	Other fixed operating expenses
Significant transactions and effects on income/expenses		$ (970)
Enel Generacin Peru S.A. [Member] | Other Operating Income [Member] | Peru [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Enel Generación Perú S.A.
Country	Peru
Relationship	Common Immediate Parent
Description of transaction	Other operating income
Significant transactions and effects on income/expenses	$ 745,818	(9,253)
Enel Generacin Peru S.A. [Member] | Other Services Rendered [Member] | Peru [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Enel Generación Perú S.A.
Country	Peru
Relationship	Common Immediate Parent
Description of transaction	Other services rendered
Significant transactions and effects on income/expenses		$ (96,109)
Enel Generacin Peru S.A. [Member] | Other Financial Expense [Member] | Peru [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Enel Generación Perú S.A.
Country	Peru
Relationship	Common Immediate Parent
Description of transaction	Financial expenses
Significant transactions and effects on income/expenses	$ (349)
Transmisora Electrica de Quillota Ltda. [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	77.017.930-0	77.017.930-0
Relationship	Joint venture
Transmisora Electrica de Quillota Ltda. [Member] | Electricity Tolls [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	77.017.930-0
Company	Transmisora Eléctrica de Quillota Ltda.
Country	Chile
Relationship	Joint venture
Description of transaction	Electricity tolls
Significant transactions and effects on income/expenses	$ (1,383,710)	$ (1,291,995)	(1,473,974)
Chilectra Inversud S A | Other Operating Income [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	99.573.910-0
Company	Chilectra Inversud S.A.
Country	Chile
Relationship	Common Immediate Parent
Description of transaction	Other operating income
Significant transactions and effects on income/expenses		637
Enel Generacin Piura S.A. [Member] | Other Services Rendered [Member] | Peru [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Enel Generacion Piura S.A.
Country	Peru
Relationship	Common Immediate Parent
Description of transaction	Other services rendered
Significant transactions and effects on income/expenses	$ 98,421	168,961
Enel Generacin Piura S.A. [Member] | Other Financial Expense [Member] | Peru [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Enel Generacion Piura S.A.
Country	Peru
Relationship	Common Immediate Parent
Description of transaction	Financial expenses
Significant transactions and effects on income/expenses	$ (135)
Chilectra Americas S.A. [Member] | Other Services Rendered [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	76.532.379-7
Company	Chilectra Américas S.A. (*)
Country	Chile
Relationship	Common Immediate Parent
Description of transaction	Other services rendered
Significant transactions and effects on income/expenses		289,994	686,249
Chilectra Americas S.A. [Member] | Other Financial Expense [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	76.532.379-7
Company	Chilectra Américas S.A. (*)
Country	Chile
Relationship	Common Immediate Parent
Description of transaction	Other financial expense
Significant transactions and effects on income/expenses			(375,037)
Endesa Americas S A | Other Services Rendered [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	76.536.351-9
Company	Endesa Américas S.A. (*)
Country	Chile
Relationship	Common Immediate Parent
Description of transaction	Other services rendered
Significant transactions and effects on income/expenses		1,260,448	343,881
PH Chucas Costa Rica [Member] | Other Services Rendered [Member] | Costa Rica [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	PH Chucas Costa Rica
Country	Costa Rica
Relationship	Common Immediate Parent
Description of transaction	Other services rendered
Significant transactions and effects on income/expenses	$ 6,629	425,604	1,188,564
PH Chucas Costa Rica [Member] | Other Financial Expense [Member] | Costa Rica [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	PH Chucas Costa Rica
Country	Costa Rica
Relationship	Common Immediate Parent
Description of transaction	Financial expenses
Significant transactions and effects on income/expenses	$ (162,177)
Compania Energetica Veracruz S.A.C. [Member] | Other Services Rendered [Member] | Peru [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Compañía Energética Veracruz S.A.C.
Country	Peru
Relationship	Common Immediate Parent
Description of transaction	Other services rendered
Significant transactions and effects on income/expenses	$ 283,346	42,890
Enel Trade S.p.A [Member] | Commodity Derivatives [Member] | ITALY
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Enel Trade S.p.A
Country	Italy
Relationship	Common Immediate Parent
Description of transaction	Commodity derivatives
Significant transactions and effects on income/expenses	$ 19,941,617		(833,366)
Enel Trade S.p.A [Member] | Other Fixed Operating Expenses [Member] | ITALY
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Enel Trade S.p.A
Country	Italy
Relationship	Common Immediate Parent
Description of transaction	Other fixed operating expenses
Significant transactions and effects on income/expenses			(216,437)
Sociedad Almeyda Solar SpA [Member] | Other Services Rendered [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	76.321.458-3
Company	Sociedad Almeyda Solar Spa
Country	Chile
Relationship	Common Immediate Parent
Description of transaction	Other services rendered
Significant transactions and effects on income/expenses	$ 40,643	152,419	109,891
Sociedad Almeyda Solar SpA [Member] | Energy Sales [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	76.321.458-3
Company	Sociedad Almeyda Solar Spa
Country	Chile
Relationship	Common Immediate Parent
Description of transaction	Energy sales
Significant transactions and effects on income/expenses	$ 344,090	64,174	87,062
Sociedad Almeyda Solar SpA [Member] | Electricity Tolls [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	76.321.458-3
Company	Sociedad Almeyda Solar Spa
Country	Chile
Relationship	Common Immediate Parent
Description of transaction	Electricity tolls
Significant transactions and effects on income/expenses	$ (212,402)	(188,859)	(153,929)
Sociedad Almeyda Solar SpA [Member] | Energy Purchases [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	76.321.458-3
Company	Sociedad Almeyda Solar Spa
Country	Chile
Relationship	Common Immediate Parent
Description of transaction	Energy purchases
Significant transactions and effects on income/expenses	$ (4,306,145)	(3,674,821)	(3,264,764)
Enel S.p.A [Member] | Other Operating Income [Member] | Spain [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Enel SpA
Country	Italy
Relationship	Parent
Description of transaction	Other fixed operating expenses
Significant transactions and effects on income/expenses	$ (658,611)	(34,700)
Enel Italia Servizi [Member] | Other Fixed Operating Expenses [Member] | ITALY
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Enel Italia Servizi
Country	Italy
Relationship	Common Immediate Parent
Description of transaction	Other fixed operating expenses
Significant transactions and effects on income/expenses	$ (2,230,668)	(1,547,695)
Enel Green Power Del Sur S p A [Member] | Other Services Rendered [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	76.412.562-2
Company	Enel Green Power del Sur S.p.A
Country	Chile
Relationship	Common Immediate Parent
Description of transaction	Other services rendered
Significant transactions and effects on income/expenses	$ 634,361	15
Enel Green Power Del Sur S p A [Member] | Energy Sales [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	76.412.562-2
Company	Enel Green Power del Sur S.p.A
Country	Chile
Relationship	Common Immediate Parent
Description of transaction	Energy sales
Significant transactions and effects on income/expenses	$ 528,740	48,322
Enel Green Power Del Sur S p A [Member] | Electricity Tolls [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	76.412.562-2
Company	Enel Green Power del Sur S.p.A
Country	Chile
Relationship	Common Immediate Parent
Description of transaction	Electricity tolls
Significant transactions and effects on income/expenses	$ 3,730	(2,323)
Enel Green Power Del Sur S p A [Member] | Energy Purchases [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	76.412.562-2
Company	Enel Green Power del Sur S.p.A
Country	Chile
Relationship	Common Immediate Parent
Description of transaction	Energy purchases
Significant transactions and effects on income/expenses	$ (104,865,684)	(34,952,571)
Parque Eolico Valle De Los Vientos S.A. [Member] | Other Services Rendered [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	76.052.206-6
Company	Parque Eólico Valle de los Vientos S.A.
Country	Chile
Relationship	Common Immediate Parent
Description of transaction	Other services rendered
Significant transactions and effects on income/expenses	$ 101,595
Parque Eolico Valle De Los Vientos S.A. [Member] | Energy Sales [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	76.052.206-6
Company	Parque Eólico Valle de los Vientos S.A.
Country	Chile
Relationship	Common Immediate Parent
Description of transaction	Energy sales
Significant transactions and effects on income/expenses	$ 144,589	558,966	670,035
Parque Eolico Valle De Los Vientos S.A. [Member] | Energy Purchases [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	76.052.206-6
Company	Parque Eólico Valle de los Vientos S.A.
Country	Chile
Relationship	Common Immediate Parent
Description of transaction	Energy purchases
Significant transactions and effects on income/expenses	$ (16,630,422)	(11,992,799)	(14,929,463)
Parque Eolico Tal Tal S.A. [Member] | Other Services Rendered [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	76.179.024-2
Company	Parque Eolico Tal Tal S.A.
Country	Chile
Relationship	Common Immediate Parent
Description of transaction	Other services rendered
Significant transactions and effects on income/expenses	$ 111,748
Parque Eolico Tal Tal S.A. [Member] | Energy Sales [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	76.179.024-2
Company	Parque Eolico Tal Tal S.A.
Country	Chile
Relationship	Common Immediate Parent
Description of transaction	Energy sales
Significant transactions and effects on income/expenses	$ 109,643	23,932	217,448
Parque Eolico Tal Tal S.A. [Member] | Electricity Tolls [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	76.179.024-2
Company	Parque Eolico Tal Tal S.A.
Country	Chile
Relationship	Common Immediate Parent
Description of transaction	Electricity tolls
Significant transactions and effects on income/expenses	$ 250
Parque Eolico Tal Tal S.A. [Member] | Energy Purchases [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	76.179.024-2
Company	Parque Eolico Tal Tal S.A.
Country	Chile
Relationship	Common Immediate Parent
Description of transaction	Energy purchases
Significant transactions and effects on income/expenses	$ (25,959,608)	(22,415,584)	(26,456,188)
Enel Green Power Chile Ltda. [Member] | Other Services Rendered [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	96.920.110-0
Company	Enel Green Power Chile Ltda.
Country	Chile
Relationship	Common Immediate Parent
Description of transaction	Other services rendered
Significant transactions and effects on income/expenses	$ 162,848	$ 34,855
Centrales Hidroelectricas de Aysen S.A. [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	76.652.400-1	76.652.400-1
Relationship	Joint venture
Centrales Hidroelectricas de Aysen S.A. [Member] | Other Services Rendered [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	76.652.400-1
Company	Centrales Hidroeléctricas de Aysén S.A.
Country	Chile
Relationship	Joint venture
Description of transaction	Other services rendered
Significant transactions and effects on income/expenses			260,275
Geotérmica del Norte [Member] | Other Services Rendered [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	96.971.330-6
Company	Geotérmica del Norte
Country	Chile
Relationship	Common Immediate Parent
Description of transaction	Other services rendered
Significant transactions and effects on income/expenses	$ 69,605
Geotérmica del Norte [Member] | Energy Sales [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	96.971.330-6
Company	Geotérmica del Norte
Country	Chile
Relationship	Common Immediate Parent
Description of transaction	Energy sales
Significant transactions and effects on income/expenses	$ 10,552
Geotérmica del Norte [Member] | Energy Purchases [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	96.971.330-6
Company	Geotérmica del Norte
Country	Chile
Relationship	Common Immediate Parent
Description of transaction	Energy purchases
Significant transactions and effects on income/expenses	$ (456)
Chinango S.A.C. [Member] | Other Services Rendered [Member] | Peru [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Chinango S.A.C
Country	Peru
Relationship	Common Immediate Parent
Description of transaction	Other services rendered
Significant transactions and effects on income/expenses	$ 18,516
Enel Green Power Colombia SAS [Member] | Other Services Rendered [Member] | Colombia [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Enel Green Power Colomboa SAS
Country	Colombia
Relationship	Common Immediate Parent
Description of transaction	Other services rendered
Significant transactions and effects on income/expenses	$ 46,557
Enel Produzione [Member] | Other Fixed Operating Expenses [Member] | ITALY
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Enel Produzione
Country	Italy
Relationship	Common Immediate Parent
Description of transaction	Other fixed operating expenses
Significant transactions and effects on income/expenses	$ 94,045		(206,912)
Enel Distribuzione | Other Fixed Operating Expenses [Member] | ITALY
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Enel Distribuzione
Country	Italy
Relationship	Common Immediate Parent
Description of transaction	Other fixed operating expenses
Significant transactions and effects on income/expenses		$ (654,622)
Enel Energy Europe | Other Services Rendered [Member] | ITALY
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Enel Energy Europe
Country	Italy
Relationship	Common Immediate Parent
Description of transaction	Other services rendered
Significant transactions and effects on income/expenses			(69,202)
Parque Eolico Talinay Oriente S.A. [Member] | Other Services Rendered [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	76.126.507-5
Company	Parque Eólico Talinay Oriente S.A.
Country	Chile
Relationship	Common Immediate Parent
Description of transaction	Other services rendered
Significant transactions and effects on income/expenses	$ 101,595
Parque Eolico Talinay Oriente S.A. [Member] | Energy Sales [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	76.126.507-5
Company	Parque Eólico Talinay Oriente S.A.
Country	Chile
Relationship	Common Immediate Parent
Description of transaction	Energy sales
Significant transactions and effects on income/expenses	$ 128,626	89,710	153,158
Parque Eolico Talinay Oriente S.A. [Member] | Electricity Tolls [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	76.126.507-5
Company	Parque Eólico Talinay Oriente S.A.
Country	Chile
Relationship	Common Immediate Parent
Description of transaction	Electricity tolls
Significant transactions and effects on income/expenses	$ 144
Parque Eolico Talinay Oriente S.A. [Member] | Energy Purchases [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	76.126.507-5
Company	Parque Eólico Talinay Oriente S.A.
Country	Chile
Relationship	Common Immediate Parent
Description of transaction	Energy purchases
Significant transactions and effects on income/expenses	$ (539,646)	(370,964)	(505,404)
Enel Ingegneria E Innovazione | Other Fixed Operating Expenses [Member] | ITALY
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Enel Ingegneria e Innovazione
Country	Italy
Relationship	Common Immediate Parent
Description of transaction	Other fixed operating expenses
Significant transactions and effects on income/expenses		(328,310)	(1,354,650)
Enel Ingegneria E Innovazione | Other Services Rendered [Member] | ITALY
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Enel Ingegneria e Innovazione
Country	Italy
Relationship	Common Immediate Parent
Description of transaction	Other services rendered
Significant transactions and effects on income/expenses		30,806	$ 35,773
Enel Global Trading S.p.A [Member] | Other Operating Income [Member] | ITALY
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Enel Global Trading S.p.A
Country	Italy
Relationship	Common Immediate Parent
Description of transaction	Other operating income
Significant transactions and effects on income/expenses		9,191,693
Enel Global Trading S.p.A [Member] | Other Variable Expenses [Member] | ITALY
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Enel Global Trading S.p.A
Country	Italy
Relationship	Common Immediate Parent
Description of transaction	Other variable expenses
Significant transactions and effects on income/expenses		$ (2,120,323)
Enel Trading Argentina S.R.L. [member] | Other Services Rendered [Member] | Argentina [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Enel Trading Argentina S.r.L.
Country	Argentina
Relationship	Common Immediate Parent
Description of transaction	Other services rendered
Significant transactions and effects on income/expenses	$ 11,488
Enel Green Power Italia [Member] | Other Fixed Operating Expenses [Member] | ITALY
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Enel Green Power Italia
Country	Italy
Relationship	Common Immediate Parent
Description of transaction	Other fixed operating expenses
Significant transactions and effects on income/expenses	$ 262,694
Enel Green Power Perú [Member] | Other Services Rendered One | Peru [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Enel Green Power Perù
Country	Peru
Relationship	Common Immediate Parent
Description of transaction	Other services rendered
Significant transactions and effects on income/expenses	$ 177,478
Enel Green Power Brasil [Member] | Other Services Rendered One | Brazil [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Enel Green Power Brasil
Country	Brazil
Relationship	Common Immediate Parent
Description of transaction	Other services rendered
Significant transactions and effects on income/expenses	$ 37,936
Enel Green Power Brasil Participacoes LTDA [Member] | Other Services Rendered One | Brazil [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Enel Green Power Brasil Participacoes LTDA
Country	Brazil
Relationship	Common Immediate Parent
Description of transaction	Other services rendered
Significant transactions and effects on income/expenses	$ 9,188
Enel Green Power Mexico [Member] | Other Services Rendered One | Mexico [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID Number (RUT)	Foreign
Company	Enel Green Power Mexico
Country	Mexico
Relationship	Common Immediate Parent
Description of transaction	Other services rendered
Significant transactions and effects on income/expenses	$ 152,495